Breakdown of Financial Assets (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of Breakdown of Financial Assets	Financial assets and other non-current assets
The breakdown of financial assets and other non-current assets of the Telefónica Group at December 31, 2024 and December 31, 2023 is as follows:

Millions of euros	12/31/2024	12/31/2023
Non-current financial assets (Note 16)	5,339	5,201
Investments	585	616
Credits and other financial assets	602	741
Deposits and guarantees	691	966
Trade receivables	945	1,049
Receivables for subleases	17	14
Impairment of trade receivables	(106)	(125)
Long-term derivative financial assets (Note 19)	2,605	1,940
Other non-current assets	2,064	2,067
Contractual assets (Note 23)	288	325
Deferred expenses (Note 23)	1,073	1,001
Long-term receivables for taxes	315	354
Prepayments	388	387
Total	7,403	7,268
Non-current financial assets
The movement in investments, other long-term credits, deposits and guarantees, trade receivables, long-term receivables for subleases and impairment of trade receivables in 2024 and 2023, is as follows:

Millions of euros	Investments	Other long-term credits	Deposits and guarantees	Trade receivables	Long-term receivables for subleases	Impairment of trade receivables
Balance at 12/31/2022	497	981	1,163	1,019	19	(128)
Additions	17	114	9	610	4	(38)
Disposals	(17)	(310)	(111)	(303)	(1)	16
Translation differences	(1)	(17)	30	37	—	(11)
Fair value adjustments and financial updates	115	26	35	1	—	—
Transfers and other	5	(53)	(160)	(315)	(8)	36
Balance at 12/31/2023	616	741	966	1,049	14	(125)
Additions	30	132	11	623	11	(59)
Disposals	(150)	(107)	(18)	(366)	—	34
Translation differences	(4)	(35)	(104)	(41)	(1)	18
Fair value adjustments and financial updates	94	10	23	(16)	—	—
Transfers and other	(1)	(139)	(187)	(304)	(7)	26
Balance at 12/31/2024	585	602	691	945	17	(106)
Investments
“Investments” includes the fair value of investments in companies where Telefónica exercises no significant influence or control and for which there is no specific short-term disposal plan (see Note 3.i).
The Telefónica Group’s shareholding in Banco Bilbao Vizcaya Argentaria, S.A. (BBVA) amounted to 417 million euros (363 million euros at December 31, 2023), representing 0.77% of its share capital at December 31, 2024 (0.76% at December 31, 2023).
At December 31, 2023, Telefónica maintained a 0.59% stake in the share capital of China Unicom (Hong Kong) Limited, valued at 103 million euros at that date. Telefónica sold in its entire stake in China Unicom (Hong Kong) Limited during 2024, for an aggregate amount of 147 million euros (see Note 28). As a result of the transaction, 110 million euros of losses from financial assets measured at fair value through comprehensive income were reclassified under retained earnings.
On June 21, 2023 the Company sold its total remaining shares of Promotora de Informaciones, S.A. (PRISA).
Other long-term credits
This line item includes long-term financial assets of Telefónica Germany amounting to 120 million euros and 114 million euros at December 31, 2024 and 2023, respectively, most of them related to reimbursement rights to cover pension obligations of the company but do not represent "plan assets" in accordance with IAS 19 (see Note 24).
Additionally, at December 31, 2024 this line includes 112 million euros of loans granted by Colombia Telecomunicaciones, S.A. ESP BIC to the associate company Álamo Holdco, S.L. (112 million euros as of December 31, 2023, see Note 10).
Additions in 2023 included 44,187 million Chilean pesos (46 million euros) corresponding to the indefinite-term loan granted by Telefónica Chile, S.A. to the associate HoldCo Infraco, SpA for the acquisition of the fiber optic assets owned by Entel (43 million euros at December 31, 2024, see Note 10). Additionally, at December 31, 2024 this line includes 75 million euros corresponding to the subordinated debt granted by Telefónica Chile to the associate company HoldCo Infraco, SpA. generated by the sale of 40% of the fiber optic business (75 million euros as of December 31, 2023, see Note 10).
Additionally at December 31, 2024 includes the collection right with a maturity of more than twelve months arising from Telxius with American Tower Corporation in June 2021 as a result of the sale of the telecommunications towers division in Europe (Spain and Germany) amounting to 90 million euros (269 million euros in the long term at December 31, 2023). "Short-term credits" includes the collection right with a maturity of less than twelve months (see Note 15).
Disposals for the year 2023 included the collection of financial instruments (Federal Treasury Certificates) of Pegaso PCS, S.A. de C.V. amounting to 287 million euros, acquired for the purpose of securing certain legal proceedings with the Mexican tax Administration Service. Derived from the judicial resolution that exempts Pegaso PCS, S.A. de C.V. from securing the amount in dispute, the aforementioned financial instruments were cancelled (see Note 28).
The vast majority of long-term credits, recognized at amortized cost (Note 16), are considered to be low credit risk assets, therefore the impairment analysis was carried out on the basis of expected credit losses in the next twelve months.
Deposits and guarantees
Telefónica Brazil has non-current judicial deposits amounting to 443 million euros (see Note 24) at December 31, 2024 (531 million euros at December 31, 2023).
At December 31, 2024, there are deposits related to the collateral guarantees on derivatives (CSA) signed by Telefónica, S.A. and its counterparties for the credit risk management of derivatives amounting to 108 million euros, of which an amount of 55 million euros corresponds to cross currency swap (273 million euros at December 31, 2023, not having cross currency swap).
In relation with collateral contracts, there is an additional guarantee of 59,808 bonds issued by Telefónica Emisiones, S.A.U. deposited in a securities account owned by Telefónica, S.A. with a notional of 58 million euros at December 31, 2024 (51,988 bonds for a nominal amount of 47 million euros at December 31, 2023).
The vast majority of deposits and guarantees recognized at amortized cost (Note 16), are considered to be low credit risk assets, therefore the impairment analysis was carried out on the basis of expected credit losses in the next 12 months.
Trade receivables
At December 31, 2024 this line includes trade receivables from Colombia Telecomunicaciones, S.A. ESP BIC to the associate Onnet Fibra Colombia SAS, amounting to 14 million euros and 29 million euros at December 31, 2024 and December 31, 2023, respectively (see Note 10).
At December 31, 2024 this line includes Telefónica Germany trade receivables at fair value through other comprehensive income for an amount of 200 million euros (280 million euros as of December 31, 2023, see Note 16).
The breakdown of financial assets of the Telefónica Group at December 31, 2024 is as follows:

December 31, 2024
	Fair value through profit or loss		Fair value through other comprehensive income			Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Debt instru-ments	Equity instru-ments	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Amortized cost	Total carrying amount	Total fair value
Non-current financial assets (Note 12)	247	—	218	543	2,441	523	2,912	14	1,890	5,339	5,339
Investments	42	—	—	543	—	478	107	—	—	585	585
Credits and other financial assets	41	—	18	—	—	45	—	14	543	602	602
Deposits and guarantees	—	—	—	—	—	—	—	—	691	691	691
Derivative instruments	164	—	—	—	2,441	—	2,605	—	—	2,605	2,605
Trade receivables	—	—	200	—	—	—	200	—	745	945	839
Trade receivables for subleases	—	—	—	—	—	—	—	—	17	17	17
Impairment of trade receivables	—	—	—	—	—	—	—	—	(106)	(106)	—
Current financial assets	367	—	894	—	371	312	1,320	—	15,794	17,426	17,426
Trade receivables (Note 14)	—	—	850	—	—	—	850	—	9,762	10,612	7,564
Impairment of trade receivables (Note 14)	—	—	—	—	—	—	—	—	(3,048)	(3,048)	—
Other current financial assets (Note 15)	367	—	44	—	371	312	470	—	1,018	1,800	1,800
Cash and cash equivalents	—	—	—	—	—	—	—	—	8,062	8,062	8,062
Total	614	—	1,112	543	2,812	835	4,232	14	17,684	22,765	22,765
The breakdown of financial assets of the Telefónica Group at December 31, 2023 was as follows:

December 31, 2023
	Fair value through profit or loss		Fair value through other comprehensive income			Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Debt instru-ments	Equity instru-ments	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Amortized cost	Total carrying amount	Total fair value
Non-current financial assets (Note 12)	224	—	289	578	1,785	537	2,326	13	2,325	5,201	5,201
Investments	38	—	—	578	—	510	106	—	—	616	616
Credits and other financial assets	31	—	9	—	—	27	—	13	701	741	741
Deposits and guarantees	—	—	—	—	—	—	—	—	966	966	966
Derivative instruments	155	—	—	—	1,785	—	1,940	—	—	1,940	1,940
Trade receivables	—	—	280	—	—	—	280	—	769	1,049	924
Trade receivables for subleases	—	—	—	—	—	—	—	—	14	14	14
Impairment of trade receivables	—	—	—	—	—	—	—	—	(125)	(125)	—
Current financial assets	291	—	945	—	271	293	1,214	—	14,152	15,659	15,659
Trade receivables (Note 14)	—	—	854	—	—	—	854	—	9,568	10,422	7,430
Impairment of trade receivables (Note 14)	—	—	—	—	—	—	—	—	(2,992)	(2,992)	—
Other current financial assets (Note 15)	291	—	91	—	271	293	360	—	425	1,078	1,078
Cash and cash equivalents	—	—	—	—	—	—	—	—	7,151	7,151	7,151
Total	515	—	1,234	578	2,056	830	3,540	13	16,477	20,860	20,860